Internal Use Software and Capital Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Software and Equipment [Abstract]
Internal Use Software and Capital Assets
INTERNAL USE SOFTWARE AND CAPITAL ASSETS
Atlas held the following internal use software and capital assets at September 30, 2013 and December 31, 2012, excluding assets held for sale (all amounts in '000s):

	September 30, 2013	December 31, 2012
Leasehold improvements	$501	$501
Internal use software	5,931	4,560
Computer equipment	1,711	1,505
Furniture and other office equipment	363	306
Total	8,506	6,872
Accumulated depreciation	(6,241)	(5,735)
Balance, end of period	$2,265	$1,137

INTERNAL USE SOFTWARE AND CAPITAL ASSETS
Atlas held the following internal-use software and capital assets at December 31 (excluding assets held for sale):

	2012	2011
Leasehold improvements	$501	$—
Internal use software	4,560	4,131
Computer equipment	1,505	1,463
Furniture and other office equipment	306	1,142
Total	6,872	6,736
Accumulated Depreciation	5,735	6,296
Balance, end of period	$1,137	$440